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               U.S. SECURITIES AND EXCHANGE COMMISSION

                        Washington, D.C.  20549

                              FORM 24F-2

                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2


1.       Name and address of issuer:

                 Security Life Separate Account L1
                 1290 Broadway
                 Denver, Colorado 80203-5699

2. Name of each series or class of funds for which this notice is filed:

                Security Life Separate Account A1
                (File No. 33-74190)
                Security Life Separate Account A1
                (File No. 33-88148)

3.   Investment Company Act File Number:

                                          811-8292

           Securities Act File Number:

                                          33-74190
                                          33-88148

4.   Last day of fiscal year for which this notice is filed:

                                          December 31

5. Check box if this notice is being file more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the closed of the fiscal year but before determination of the issuer's 24f-2 declaration:

                                                [  ]

6.   Date of termination of issuer's declaration under Rule
    24f-2(a)(1), if applicable:

                                          Not Applicable
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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                    0

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                                    0

9. Number and aggregate sale price of securities sold during the fiscal year:

                                             $44,534,972

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant or Rule 24f-2:

                                             $44,534,972


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                                   0

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10):

                                                $44,534,972

   (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                   0

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                 $3,924,500

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   (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):


                                                  $0

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (i), plus
         (ii), less line (iii), plus line (iv)] (if applicable):


                                                $40,610,472


   (vi)  Multiplier prescribed by Section 6(b) of the Securities
         Act of 1933 or other applicable law or regulation:


                                                 x  .000303

  (vii)  Fee due [line (i) or line (v) multiplied by line (vi):

                                                   $12,304.97




13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rule of Informal and Other Procedures (17
     CFR 202.3a):


                                                     [ x ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                           February 27, 1997

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                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  /s/:  STEPHEN M. CHRISTOPHER
 ___________________________________________________________
 Stephen M. Christopher, President of Security Life of Denver
   Insurance Company, the Depositor of Security Life
   Separate Account L1

Date:    February 28, 1997